Employee Benefits - Summary of Changes in Projected Benefit Obligation, Plan Assets, Funded Status, Amounts Recognized in Consolidated Balance Sheet and Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Pension Plans [Member]
Change In Projected Benefit Obligation
Benefit obligation at beginning of measurement period	$ 4,650	$ 4,612
Service cost	177	188	$ 152
Interest cost	211	195	197
Actuarial loss (gain)	234	(176)
Lump sum settlements	(61)	(37)
Benefit payments	(138)	(132)
Benefit obligation at end of measurement period	5,073	4,650	4,612
Change In Fair Value Of Plan Assets
Balance at beginning of period	3,355	3,187
Actual return on plan assets	230	(99)
Employer contributions	383	436
Lump sum settlements	(61)	(37)
Benefit payments	(138)	(132)
Balance at end of period	3,769	3,355	3,187
Funded (Unfunded) Status	(1,304)	(1,295)
Current benefit liability	(22)	(21)
Noncurrent benefit liability	(1,282)	(1,274)
Recognized amount	(1,304)	(1,295)
Net actuarial gain (loss)	(1,901)	(1,806)
Net prior service credit (cost)	2	7
Recognized amount	(1,899)	(1,799)
Postretirement Welfare Plan [Member]
Change In Projected Benefit Obligation
Benefit obligation at beginning of measurement period	93	104
Interest cost	3	3	3
Participants' contributions	10	10
Actuarial loss (gain)	(14)	(5)
Benefit payments	(19)	(21)
Federal subsidy on benefits paid	2	2
Benefit obligation at end of measurement period	75	93	104
Change In Fair Value Of Plan Assets
Balance at beginning of period	82	85
Actual return on plan assets	2
Employer contributions	7	8
Participants' contributions	10	10
Benefit payments	(19)	(21)
Balance at end of period	82	82	$ 85
Funded (Unfunded) Status	7	(11)
Noncurrent benefit asset	7
Noncurrent benefit liability		(11)
Recognized amount	7	(11)
Net actuarial gain (loss)	66	55
Net prior service credit (cost)	25	28
Recognized amount	$ 91	$ 83